Property, Plant and Equipment - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) lease_term	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 14, 2022 USD ($)
PROPERTY, PLANT AND EQUIPMENT
Depreciation expense		$ 98	$ 113	$ 110
Impairment		111
Net proceeds from sale leaseback transaction	$ 42
Taxes and other expenses from sale leaseback transaction	$ 9
Gain on sale and leaseback transaction		$ 39
Agreement term	15 years	15 years
Number of additional lease extension terms | lease_term		2
Additional agreement terms	10 years	10 years
Iron Oxide Business
PROPERTY, PLANT AND EQUIPMENT
Disposal group consideration					$ 140
Proceeds from sale of property		$ 135
Purchase price adjustments for closing indebtedness		$ 20